Other receivables (Details 1) - CubeBio Co., Ltd. [Member] - KRW (₩)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Beginning of the year
Bad debt expenses – other
Reclassification from current to non-current
Ending of the year
Beginning of the year	151,822	80,410
Bad debt expenses – other	95,636,000	71,412,000
Reclassification from current to non-current
Ending of the year	₩ 247,458	₩ 151,822